Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Computer software	21,918	20,007
Licensed copyrights of reading content	48,016	50,386
Audio content	17,041	17,864
Trademark and Domain name	137	137
Total	87,112	88,394
Less: amortization	(55,136)	(62,777)
impairment	(11,926)	(11,894)
Net book value	20,050	13,723

The Group recognized impairment losses on intangible assets of RMB1.1 million, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

Amortization expenses for the years ended December 31, 2022, 2023 and 2024 were RMB14.9 million, RMB15.8 million and RMB10.1 million, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2025: RMB5.8 million, 2026: RMB4.4 million, 2027: RMB2.3 million, 2028: RMB0.6 million and 2029: RMB0.1 million.